FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of financial instruments measured at fair value

The following table provides the financial instruments measured at fair value (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$161,486	$161,486
Total liabilities	$—	$—	$161,486	$161,486

	December 31, 2020
	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$95,342	$95,342
Total liabilities	$—	$—	$95,342	$95,342

The following table provides the financial instruments measured at fair value (in thousands):

		December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:	$67	$—	$—	$67
Money market fund
Liabilities
Convertible preferred stock warrant liabilities	$—	$—	$95,342	$95,342
Embedded derivative liabilities	$—	$—	$—	$—
Total liabilities	$—	$—	$95,342	$95,342

		December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:	$67	$—	$—	$67
Money market fund
Liabilities
Convertible preferred stock warrant liabilities	$—	$—	$6,094	$6,094
Embedded derivative liabilities	$—	$—	$786	$786
Total liabilities	$—	$—	$6,880	$6,880

Schedule of key assumptions used for the valuation of the preferred stock warrant liabilities

The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

	Three Months Ended March 31,
	2021	2020
Volatility	65.0%	75.0%
Risk-free interest rate	0.1%	0.3%
Expected term (in years)	1.2	2.3
Dividend yield	—%	—%
Discount for lack of marketability	6.8%	40.0%

Schedule of changes in the fair value liability

The following table presents the changes in the liability for warrants on convertible preferred stock during the three months ended March 31, 2021 (in thousands):

Convertible Preferred Stock Warrant
Balance as of December 31, 2020	$95,342
Change in fair value of warrants	66,397
Exercised warrants	(253)
Balance as of March 31, 2021	$161,486

Outstanding convertible preferred stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of key assumptions used for the valuation of the preferred stock warrant liabilities

	Year Ended December 31,
	2020	2019
Volatility	65.0%	65.0%
Risk-free interest rate	0.1%	1.6%
Expected term (in years)	1.5	2.5
Dividend yield	—%	—%
Discount for lack of marketability	12.3%	40.0%

Schedule of changes in the fair value liability

	December 31,
	2020	2019
Beginning balance at January 1,	$6,094	$1,700
Issuance of warrants	3,633	3,999
Change in fair value of warrants	85,623	395
Exercised warrants	(8)	—
Ending balance at December 31,	$95,342	$6,094

Embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of changes in the fair value liability

	December 31,
	2020	2019
Beginning balance at January 1,	$786	$—
Issuance of derivative	382	2,673
Change in fair value	(1,168)	(1,887)
Ending balance at December 31,	$—	$786